Analysis of operating revenues and segmental analysis - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 10,775.2	€ 4,800.9	€ 1,635.8
UK
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	1,589.7	564.0	251.4
ITALY
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	2,364.5	1,188.8	377.5
SPAIN
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	1,883.4	873.8	315.7
Ireland
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	640.4	229.6	81.0
Other European countries
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 4,297.2	€ 1,944.7	€ 610.2